32. Income tax and social contribution (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax and social contribution
Income tax for the year	R$ (253,120)	R$ (203,932)	R$ (309,695)
Social contribution for the year	(92,502)	(77,148)	(110,997)
Tax incentive - SUDENE/SUDAM	146,454	112,493	118,250
Current income tax	(199,168)	(168,587)	(302,442)
Deferred income tax and social contribution
Deferred income tax	651,632	(23,976)	29,482
Deferred social contribution	217,501	(8,631)	9,947
Deferred income tax	869,133	(32,607)	39,429
Provision for income tax and social contribution	(5,054)	185	124
Deferred income tax, net of tax	864,079	(32,422)	39,553
Income and social contribution taxes	R$ 664,911	R$ (201,009)	R$ (262,889)